Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Payables and Accruals
Unearned revenue		$ 26,684
Accrued legal and professional fees	$ 864	679
Accrued crew cost	1,779	2,064
Accrued off-hire	3,150	3,108
Accrued payable to charterers	549	610
Accrued purchases	2,154	10,411
Accrued interest	13,953	14,402
Accrued board of directors' fees	253	198
Accrued financing cost	420	101
Accrued cash distributions	242	277
Other payables and accruals	1,662	2,137
Total	$ 25,026	$ 60,671	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).